Basis Segment Information (Detail: Text Values) € in Millions	6 Months Ended
Jun. 30, 2017 EUR (€)
Segment Information [Abstract]
Adjusted infrastructure expenses relating to shareholder activities as defined in the OECD Transfer Pricing Guidelines	€ 370